SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	12 Months Ended
	Dec. 31, 2018 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $	Dec. 31, 2017 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $
Foreign currency translations
Customer relationship term	23 years
Buy | USD
Foreign currency translations
Foreign currency translations	14,375	13,565
Buy | Australian dollar
Foreign currency translations
Foreign currency translations	10,157	10,592
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,432	16,231
Buy | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	130.56	120.48
Buy | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,474	3,349
Sell | USD
Foreign currency translations
Foreign currency translations	14,385	13,570
Sell | Australian dollar
Foreign currency translations
Foreign currency translations	10,167	10,598
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,446	16,242
Sell | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	130.70	120.55
Sell | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,480	3,355